Right of use assets and lease debt	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right of use assets and lease debt
15.

Right-of-use

assets and lease debt
The Company has lease contracts for various items of towers & sites, property and other equipment used in its operations. Towers and sites generally have lease terms between 5 and 12 years, while property and other equipment generally have lease terms between 5 and 25 years.
At December 31, 2019 and 2020 the right-of-use assets and lease liabilities are as follows:

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
As of January 1, 2019	Ps.	94,252,098	Ps.	21,075,884	Ps.	4,750,320	Ps.	120,078,302	Ps.	119,387,660
Additions and release		6,364,508		921,542		729,001		8,015,051		7,437,621
Business Combinations		9,668,507		—		—		9,668,507		10,810,111
Modifications		7,474,469		1,288,974		728,837		9,492,280		8,363,045
Depreciation		(17,286,497)		(4,941,222)		(1,365,847)		(23,593,566)		—
Interest expense		—		—		—		—		7,940,240
Payments		—		—		—		—		(26,765,075)
Translation adjustment		(4,370,636)		(905,808)		(380,907)		(5,657,351)		(6,576,869)

Balance at December 31, 2019	Ps.	96,102,449	Ps.	17,439,370	Ps.	4,461,404	Ps.	118,003,223	Ps.	120,596,733

Balance at the beginning of the year	Ps.	96,102,449	Ps.	17,439,370	Ps.	4,461,404	Ps.	118,003,223	Ps.	120,596,733
Additions and release		5,745,869		309,576		1,514,519		7,569,964		4,833,959
Modifications		8,559,335		(3,035,831)		1,048,858		6,572,362		7,769,326
Depreciation		(22,064,413)		(3,440,428)		(2,866,244)		(28,371,085)		—
Interest expense		—		—		—		—		9,134,288
Payments		—		—		—		—		(29,623,565)
Translation adjustment		(3,124,365)		932,748		393,997		(1,797,620)		(3,383,500)

Balance at December 31, 2020	Ps.	85,218,875	Ps.	12,205,435	Ps.	4,552,534	Ps.	101,976,844	Ps.	109,327,241

At December 31, 2019 and 2020, the total of the

right-of-use

assets include an amount of Ps.22,878,245 and Ps.$18,499,851, corresponding to related parties, respectively and the total of lease liabilities include an amount of Ps.23,805,275 and Ps.$20,016,478 corresponding to related parties, respectively.

The implementation of IFRS 16 required a significant effort due to the fact of the need to make certain estimates, such as the lease term, based on the non-cancelable

period and the periods covered by options to extend the lease. The Company considered the extension of the lease terms beyond the non-cancelable

period only when it was reasonably certain to extend it. Th
e
 reasonability of the extension was affected by several factors, such as regulation, business model, and geographical business strategies.
The lease debt of the Company is integrated according to its maturities as follows:

	2020
Short term	Ps.	25,067,905
Long term		84,259,336

Total	Ps.	109,327,241

The Company’s long-term debt maturities as of December 31, 2020 are as foll
o
ws:

Year ended December 31,
2022	Ps.	35,744,268
2023		12,778,050
2024		9,606,195
2025 and thereafter		26,130,823

Total	Ps.	84,259,336

During the years ended December 31 2019 and 2020, the Company recognized expenses as follows:

	2019
	Others	Related parties	Total
Depreciation expense of right-of-use assets	Ps.18,176,521	Ps.5,417,045	Ps.23,593,566
Interest expense on lease liabilities	5,654,721	2,285,519	7,940,240
Expense relating to short-term leases	1,978,403	1,958	1,980,361
Expense relating to leases of low-value assets	25,935	—	25,935
Variable lease payments	1,299,502	—	1,299,502

Total	Ps.27,135,082	Ps.7,704,522	Ps.34,839,604

	2020
	Others	Related parties	Total
Depreciation expense of right-of-use assets	Ps.22,404,924	Ps.5,966,161	Ps.28,371,085
Interest expense on lease liabilities	7,081,693	2,052,595	9,134,288
Expense relating to short-term leases	32,238	—	32,238
Expense relating to leases of low-value assets	2,883	—	2,883
Variable lease payments	78,494	—	78,494

Total	Ps.29,600,232	Ps.8,018,756	Ps.37,618,988

Impact on accounting for changes in lease payments applying the exemption.
Based on the information available for evaluation as of the date of adoption, the effect of applying this amendment to IFRS 16 in the Company’s consolidated financial statements as of December 31, 2020 was Ps.277,680, reflecting an adjustment to accrued liability for leases and recognizing a benefit in the income statement for the period.